Consolidated Statements of Comprehensive Loss (FY) (Parenthetical) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
Unrealized gain on marketable securities, net of tax	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0